Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 38	¥ 37
Gains (losses) in Earnings	[1]	5
Purchases		13	14
Sales		(6)	(3)
Issuances		0	0
Settlements		(15)	(10)
Ending Balance		35	38
Change in unrealized gain (losses) still held	[2]	(2)
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		4
Gains (losses) in Earnings	[3]	1
Purchases		(35)	(146)
Sales		33	150
Ending Balance		1	4
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		561	593
Gains (losses) in Earnings	[4]	(6)	3
Gains (losses) in OCI	[5]	10
Transfers into Level 3		7	1
Transfers out of level 3			(10)
Issuances		192	151
Settlements		(101)	(171)
Ending Balance		655	561
Change in unrealized gain (losses) still held	[2]	5	5
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3			123
Transfers out of level 3			(241)
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		12	15
Issuances		0	0
Settlements		(1)	(3)
Ending Balance		11	12
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,013	1,052
Gains (losses) in Earnings	[3]	1	(20)
Transfers into Level 3			123
Transfers out of level 3			(241)
Purchases		762	1,082
Sales		(378)	(631)
Issuances		0	0
Settlements		(354)	(352)
Ending Balance		1,044	1,013
Change in unrealized gain (losses) still held	[2]	8	(19)
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		23	23
Gains (losses) in Earnings	[3]	1	(1)
Purchases		7	2
Sales		(3)	(1)
Issuances		0	0
Ending Balance		28	23
Change in unrealized gain (losses) still held	[2]	(1)
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	21	26
Gains (losses) in Earnings	[3],[6]	(11)	(6)
Issuances	[6]	0	0
Settlements	[6]	3	1
Ending Balance	[6]	13	21
Change in unrealized gain (losses) still held	[2],[6]	(5)	(1)
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	12	8
Gains (losses) in Earnings	[3],[6]	15	2
Issuances	[6]	0	0
Settlements	[6]	(5)	2
Ending Balance	[6]	22	12
Change in unrealized gain (losses) still held	[2],[6]	14	5
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	4	(25)
Gains (losses) in Earnings	[3],[6]	(15)	1
Issuances	[6]	0	0
Settlements	[6]	6	28
Ending Balance	[6]	(5)	4
Change in unrealized gain (losses) still held	[2],[6]	3	12
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) in Earnings	[3],[6]	1	(1)
Issuances	[6]	0	0
Settlements	[6]		1
Ending Balance	[6]	1
Change in unrealized gain (losses) still held	[2],[6]	1
Derivative financial instruments assets | Credit Related Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	1
Gains (losses) in Earnings	[3],[6]	(2)
Issuances	[6]	0	0
Settlements	[6]	2	1
Ending Balance	[6]	1	1
Change in unrealized gain (losses) still held	[2],[6]	1
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		61	15
Transfers out of level 3		(42)	(46)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		54	77
Purchases			3
Sales			(6)
Issuances		0	0
Settlements		(14)	(20)
Ending Balance		40	54
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		441	224
Gains (losses) in OCI	[5]	1	3
Purchases		144	286
Sales		(72)	(69)
Issuances		0	0
Settlements		(14)	(3)
Ending Balance		500	441
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		163	174
Gains (losses) in Earnings	[1]	37	11
Gains (losses) in OCI	[5]	(33)	(10)
Purchases		29	17
Sales		(7)
Issuances		0	0
Settlements		(69)	(29)
Ending Balance		120	163
Change in unrealized gain (losses) still held	[2]	19	11
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		80	110
Gains (losses) in OCI	[5]	(1)	(1)
Transfers into Level 3		61	15
Transfers out of level 3		(42)	(46)
Purchases		27	2
Issuances		0	0
Settlements		(22)
Ending Balance		¥ 103	¥ 80

[1]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
[2]	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2018 and 2019.
[3]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[4]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[5]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[6]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.